EMPLOYEE BENEFITS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Post-Employment benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Discount interest rate	5.87%	7.29%
Inflation rate	3.00%	3.00%
Salary growth rate	4.00%	3.00%
Pension growth rate	3.00%	3.00%
Description on actuarial assumption of employee turnover rate	Tabla de Rotación SoA 2003	Tabla de Rotación SoA 2003
Long-Term Benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Discount interest rate	5.34%	6.75%
Inflation rate	3.00%	3.00%
Salary growth rate	4.00%	3.00%
Description on actuarial assumption of employee turnover rate	Tabla de Rotación SoA 2003	Tabla de Rotación SoA 2003